STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Percentage of after tax profit, transferred annually by PRC subsidiaries to general reserve fund	10.00%
Maximum percentage criteria for appropriation of after-tax profit of PRC subsidiaries to general reserve fund (as a percent)	50.00%
Amount of appropriations to statutory reserve, enterprise expansion fund and staff welfare and bonus fund	¥ 0	¥ 0	¥ 0	¥ 0
PRC subsidiaries' restricted net assets	¥ 286,900	¥ 825,200
Percentage of net assets in total consolidated net assets restrictions placed on the distribution of PRC subsidiaries	12.20%	177.40%